Financial Assets and Financial Liabilities_Fair Value Hierarchy Group Classifies And Discloses FairValue Of Financial Instruments(Details)	12 Months Ended
Dec. 31, 2017
Disclosure Of Fair Value Hierarchy Group Classifies And Discloses Fair Value Of Financial Instruments Line Items [Line Items]
Description Of Accounting Policy For Fair Value Hierarchy	The Group believes that valuation methods used for measuring the fair values of financial instruments are reasonable and that the fair values recognized in the statements of financial position are appropriate. However, the fair values of the financial instruments recognized in the statements of financial position may be different if other valuation methods or assumptions are used. Additionally, as there is a variety of valuation techniques and assumptions used in measuring fair value, it may be difficult to reasonably compare the fair value with that of other financial institutions. The level in the fair value hierarchy within which the fair value measurement is categorized in its entirety shall be determined on the basis of the lowest level input that is significant to the fair value measurement in its entirety. For this purpose, the significance of an input is assessed against the fair value measurement in its entirety. If a fair value measurement uses observable inputs that require significant adjustment based on unobservable inputs, that measurement is a Level 3 measurement
Level 1
Disclosure Of Fair Value Hierarchy Group Classifies And Discloses Fair Value Of Financial Instruments Line Items [Line Items]
Description Of Fair Value Hierarchy Classified And Disclosed By Group	Level 1 The fair values are based on quoted prices, unadjusted, in active markets for identical assets or liabilities that the entity can access at the measurement date.
Level 2
Disclosure Of Fair Value Hierarchy Group Classifies And Discloses Fair Value Of Financial Instruments Line Items [Line Items]
Description Of Fair Value Hierarchy Classified And Disclosed By Group	Level 2 The fair values are based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3
Disclosure Of Fair Value Hierarchy Group Classifies And Discloses Fair Value Of Financial Instruments Line Items [Line Items]
Description Of Fair Value Hierarchy Classified And Disclosed By Group	Level 3: The fair values are based on unobservable inputs for the asset or liability.